Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Lease expire year		2025
Rent expense		$ 10,547	$ 7,437	$ 7,615
Contingent purchase consideration liabilities	[1]	25,358	34,320
Non-compete agreement
Commitments and Contingencies Disclosure [Line Items]
Payment under non-competition agreement		0	299	805
Business Combinations
Commitments and Contingencies Disclosure [Line Items]
Compensation expense		$ 3,828	$ 3,029	$ 6,316
Other contingent purchase consideration, expected payment period		10 months
Business Combinations | Maximum
Commitments and Contingencies Disclosure [Line Items]
Business acquisitions future compensation expenses		$ 1,303

[1]	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.